REVENUE - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) region segment	Mar. 31, 2024 USD ($) segment
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Percentage of revenue for which commitments are to be honored		31.10%
Number of reportable segments | segment	1	1
Operations In Geographic Regions | region	3
Revenue, Remaining Performance Obligation, Amount	$ 122,430	$ 131,441
Revenue, Remaining Performance Obligation, Amount, Invoiced	106,500
Remaining Performance Obligation, Amount, Uninvoiced	$ 15,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-11-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	60 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		60 months